Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Key Economic Variables or Assumptions (Detail)	12 Months Ended
Dec. 31, 2024
Base case [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	5.00%
Interest rates	68.25%
Base case [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	4.99%
Interest rates	42.00%
Base case [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	3.04%
Interest rates	28.00%
Alternative 1 [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	2.52%
Interest rates	64.75%
Alternative 1 [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	3.49%
Interest rates	54.25%
Alternative 1 [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	4.48%
Interest rates	35.00%
Alternative 2 [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	0.48%
Interest rates	92.75%
Alternative 2 [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	2.01%
Interest rates	64.75%
Alternative 2 [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	4.51%
Interest rates	49.00%
Probability of default [member] | Base case [member]
Disclosure of external credit grades [line items]
GDP growth	65.00%
Interest rates	65.00%
Probability of default [member] | Alternative 1 [member]
Disclosure of external credit grades [line items]
GDP growth	30.00%
Interest rates	30.00%
Probability of default [member] | Alternative 2 [member]
Disclosure of external credit grades [line items]
GDP growth	5.00%
Interest rates	5.00%